Financial instruments and risk management - Schedule of effectiveness and impacts of hedging relationships (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Disclosure of detailed information about hedges [line items]
Net financial assets (liabilities) at the beginning of the year	$ 24,956
Net financial assets (liabilities) at the end of the year	23,301	$ 24,956
Gains/(losses) on net investment hedges	199	(845)	$ (70)
Net investment hedges
Disclosure of detailed information about hedges [line items]
Increase (decrease) through other comprehensive income, Net investment hedges, Cost Of Hedging	(12)	101
Reclassification Adjustments On Net investment hedges, Before Tax, Cost Of Hedging	9	26
Fair value hedges
Disclosure of detailed information about hedges [line items]
Fair value hedge hedged item at beginning end of the year	205	368
Instruments in fair value hedge relationship at the beginning of the year	(5)	(8)
Borrowings in fair value hedge	(9)	(163)
Income statement, Instruments in fair value hedge relationship	2	3
Fair value hedge hedged item at the end of the year	196	205	368
Instruments in fair value hedge relationship at the end of the year	(3)	(5)	(8)
Derivatives | Net investment hedges | Foreign exchange risk
Disclosure of detailed information about hedges [line items]
Net financial assets (liabilities) at the beginning of the year	(17)	367
Income statement, net investment hedge	24	44
Gains/(losses) on net investment hedges	(34)	24
Other Comprehensive Income Recycled to Income statement	(9)	(26)
Other movements	6	(426)
Net financial assets (liabilities) at the end of the year	(30)	(17)	367
Gains/(losses) on net investment hedges	(22)	77
Derivatives | Cash flow hedges | Foreign currency debt risk
Disclosure of detailed information about hedges [line items]
Net financial assets (liabilities) at the beginning of the year	185	(32)
Derivatives in cash flow hedge (foreign currency debt)	(126)	230
Hedging of foreign currency debt of the group	(113)	161
Other Comprehensive Income Recycled to Income statement	126	(230)
Other movements	16	56
Net financial assets (liabilities) at the end of the year	88	185	(32)
Derivatives | Cash flow hedges | Foreign currency exchange risk
Disclosure of detailed information about hedges [line items]
Net financial assets (liabilities) at the beginning of the year	103	27
Derivatives in cash flow hedge (foreign currency risk)	74	54
Transaction exposure hedging of the group	58	144
Other Comprehensive Income Recycled to Income statement	(78)	(68)
Other movements	(74)	(54)
Net financial assets (liabilities) at the end of the year	83	103	27
Derivatives | Cash flow hedges | Commodity price risk
Disclosure of detailed information about hedges [line items]
Net financial assets (liabilities) at the beginning of the year	(8)	(9)
Derivatives in cash flow hedge (commodity price risk)	(8)	(19)
Commodity price risk hedging of the group	21	(20)
Other Comprehensive Income Recycled to Income statement	8	19
Other movements	11	21
Net financial assets (liabilities) at the end of the year	24	(8)	(9)
Derivatives | Fair value hedges | Interest rate risk
Disclosure of detailed information about hedges [line items]
Net financial assets (liabilities) at the beginning of the year	(210)	(376)
Derivatives in fair value hedge (interest rate risk)	11	166
Net financial assets (liabilities) at the end of the year	(199)	(210)	(376)
Borrowings | Net investment hedges | Foreign exchange risk
Disclosure of detailed information about hedges [line items]
Net financial assets (liabilities) at the beginning of the year	(9,561)	(8,109)
Income statement, net investment hedge	(7)
Other comprehensive income, before tax, foreign currency borrowings in net investment hedges	221	(768)
Other Comprehensive Income Recycled to Income statement	7
Other movements	3,875	(684)
Net financial assets (liabilities) at the end of the year	$ (5,465)	$ (9,561)	$ (8,109)